Investments in Equity Investees - Additional Information (Detail)	1 Months Ended	12 Months Ended				0 Months Ended			12 Months Ended		0 Months Ended			1 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended						0 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended					1 Months Ended				1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Aug. 02, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") [Member]	Feb. 28, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") [Member] USD ($)	Feb. 28, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") [Member] CNY	Dec. 31, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") [Member] USD ($)	Dec. 31, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") [Member] CNY	Aug. 02, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") [Member] Equity shares [Member] USD ($)	Aug. 02, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") [Member] Equity shares [Member] CNY	Aug. 02, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") [Member] Common shares [Member]	Mar. 31, 2014 Subsequent Event USD ($)	Dec. 31, 2013 Maximum	Nov. 30, 2010 G10 Entertainment Corporation ("G10") Installment	Apr. 30, 2008 G10 Entertainment Corporation ("G10") USD ($)	Apr. 30, 2008 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2013 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2012 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2010 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2008 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2013 G10 Entertainment Corporation ("G10") USD ($)	Nov. 30, 2010 G10 Entertainment Corporation ("G10") Pursuant to Series B Preferred Share Subscription Agreement USD ($)	Apr. 30, 2008 G10 Entertainment Corporation ("G10") Maximum	Dec. 31, 2013 OpenFeint Inc. ("OpenFeint") USD ($)	Dec. 31, 2013 OpenFeint Inc. ("OpenFeint") CNY	Dec. 31, 2012 OpenFeint Inc. ("OpenFeint") CNY	Dec. 31, 2011 OpenFeint Inc. ("OpenFeint") USD ($)	Dec. 31, 2011 OpenFeint Inc. ("OpenFeint") CNY	Jul. 31, 2010 OpenFeint Inc. ("OpenFeint") USD ($)	Jul. 31, 2010 OpenFeint Inc. ("OpenFeint") Maximum	Dec. 31, 2013 "CrowdStar Inc. ("Crowdstar")" USD ($)	Dec. 31, 2013 "CrowdStar Inc. ("Crowdstar")" CNY	Dec. 31, 2012 "CrowdStar Inc. ("Crowdstar")" CNY	Nov. 30, 2011 "CrowdStar Inc. ("Crowdstar")" USD ($)	May 31, 2011 "CrowdStar Inc. ("Crowdstar")" USD ($)	Nov. 30, 2011 "CrowdStar Inc. ("Crowdstar")" Maximum	May 31, 2011 "CrowdStar Inc. ("Crowdstar")" Maximum	Apr. 30, 2012 Tandem Fund II, L.P. ("Tandem Fund") USD ($)	Oct. 31, 2013 Tandem Fund II, L.P. ("Tandem Fund") USD ($)	Mar. 31, 2014 Tandem Fund II, L.P. ("Tandem Fund") Subsequent Event USD ($)	Dec. 31, 2013 Guangdong Hongtu Guangdian Investment Limited Company CNY
Subsidiary, Sale of Stock [Line Items]
Cost method investments																	$ 38,300,000	276,000,000	24,892,921	24,892,921			$ 4,112,018			$ 0	0	0					$ 268,778	1,627,099	22,617,240
Number of shares acquired	32,290																3,031,232	3,031,232
Equity interest held by entity in cost method on as converted basis																									20.00%							20.00%						20.00%	20.00%
Initial amount paid to acquire investment																						39,500,000
Cost method investment, transaction cost																						1,200,000
Purchase price settlement agreement																								10,000,000
Purchase price payable in number of installment																26
Impairment loss on investments		6,888,678	41,701,985	3,243,744	0														0	0	184,900,000												3,500,000	21,000,000
Preferred stock, investment																															4,000,000					1,000,000	2,500,000
Preferred stock, investment, shares																															987,654					47,212	118,030
Proceeds from sales of preferred stock																										13,400,000	84,400,000
Amount withheld in escrow account																										2,500,000
Proceeds from sales of investment in stock																												10,200,000	10,900,000	68,700,000
Gain on investment disposal		0	0	15,725,792	44,434,802																							15,700,000	7,100,000	44,400,000
Payment for equity fund investment																																								1,200,000
Commitment to purchase funds under equity investments																																								4,000,000
Fair value of Fund																																									800,000
Sale of equity method investment ownership percentage																																										75.00%
Interest in third party fund consideration																																										1,500,000
Percentage of proceeds received by purchaser														20.00%
Initial consideration received on sale of tandem fund's investment														1,500,000
Capital contributed to joint venture of registered capital							900,000	5,200,000																																			12,500,000
Investments under equity method, Percentage							51.50%	51.50%	33.50%	33.50%
Shares transferred, percentage											9.00%	9.00%	9.00%
Consideration, shares											100,000	900,000
Recourse provision expiring period						3 years
Share-based compensation vesting period							3 years	3 years							4 years
Fair value of share-based awards recognized, vesting period of the shares						3 years
Investment reported after recording the group's share in losses									$ 600,000	3,800,000
Percentage of registered capital of ZTE9																																											10.00%
Change in groups ownership percentage																																											30.15%